RELATED PARTY TRANSACTIONS - MATERIAL BALANCES WITH CRC GROUP (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of receivables and payables from/to related parties
Trade receivables	¥ 3,861,617	$ 561,649	¥ 4,081,506	¥ 4,142,210
Other receivables	311,265			275,107
Trade payables and payables for fixed assets and construction-in-progress	1,440,834	$ 209,561		1,325,077
Other payables	255,026			100,333
China Railway Corporation Group [member]
Disclosure of receivables and payables from/to related parties
Trade receivables	1,015,057			1,372,631
Other receivables	1,149			1,207
Trade payables and payables for fixed assets and construction-in-progress	32,688			62,620
Other payables	¥ 35,851			¥ 6,413

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .